Income Tax - Reconciliation of Income before Income Tax and Income Tax Expense Recognized in Profit or Loss (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Income before tax	$ 1,405,840.0		$ 979,316.5	$ 1,144,072.2
Income tax expense at the statutory rate	280,827.9		197,935.7	231,776.1
Tax effect of adjusting items:
Adjusting items in determining taxable income	(5,647.5)		(7,642.2)	12,309.8
Tax-exempt income	0.0		0.0	(157,955.9)
Additional income tax under the Alternative Minimum Tax Act	0.0		0.0	61,578.0
Additional income tax on unappropriated earnings	44,131.1		29,221.8	42,336.8
Unrecognized deductible temporary differences	729.2		0.0	0.0
Unrecognized operating loss carryforward	2,263.1		0.0	0.0
The origination and reversal of temporary differences	916.0		3,210.1	(24,714.5)
Operating loss carryforward	(2,654.9)		0.0	0.0
Income tax credits	(46,577.5)		(61,905.4)	4,654.1
Tax effect of adjusting items	273,987.4		160,820.0	169,984.4
Income tax adjustments for prior years	(26,042.7)		(32,775.5)	(19,413.0)
Other income tax adjustments	371.4		244.3	206.1
Income tax expense recognized in profit or loss	$ 248,316.1	$ 7,572.9	$ 128,288.8	$ 150,777.5